Loss Per Share - Summary of Earnings Per Share (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Basic and diluted loss per share	$ (0.04)	$ (0.08)